INITIAL PUBLIC OFFERING (Details)		3 Months Ended
	Feb. 09, 2021 $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of Class A Ordinary Shares (in shares) | shares	4,500,000
Share Price | $ / shares	$ 10.00		$ 10.00
Exercise price of warrants (in dollars per share) | $ / shares	11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares	$ 10.00		10.00
Number of shares in a unit (in shares) | shares	1
Number of warrants issued per unit (in shares)	0.25
Shares issuable per warrant (in shares) | shares	1
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Sale of Class A Ordinary Shares (in shares) | shares	34,500,000	34,500,000
Shares issued price per share | $ / shares				$ 10.00
Class A common stock | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued | shares				34,500,000
Class A common stock | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares	$ 10.00		$ 10.00
Common stock shares subscribed but not issued | shares				30,000,000